UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Short Term Municipal Bond Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.1%

	MUNICIPAL BONDS – 96.0%

	Alabama – 0.9%

$4,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47	4/22 at 100.52	A1	$4,308,280

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 1.625%, 7/15/34 (Mandatory put 10/02/18)	No Opt. Call	A1	996,190
5,000	Total Alabama			5,304,470

	Alaska – 1.0%

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
2,535	5.000%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	Baa2	2,616,120
1,660	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,760,247

1,350	Alaska State, International Airport System Revenue Bonds, Refunding Series 2016C, 5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,464,008

25	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/18 at 100.00	Ba2	25,559
5,570	Total Alaska			5,865,934

	Arizona – 3.4%

2,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	2,476,344

1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A+	1,609,921

	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B:
1,500	3.000%, 7/01/18	No Opt. Call	Aa1	1,511,925
1,775	4.000%, 7/01/19	No Opt. Call	Aa1	1,838,456

1,500	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/20	No Opt. Call	AA–	1,596,360

660	Maricopa County School District 14 Creighton Elementary, Arizona, General Obligation Bonds, Series 2014B, 3.000%, 7/01/18	No Opt. Call	A1	664,792

1,100	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2014, 2.000%, 7/01/18	No Opt. Call	AA–	1,102,321

1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	AA–	1,103,970

3,195	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014, 3.000%, 8/01/19	No Opt. Call	AA	3,265,897

1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.250%, 12/01/20	No Opt. Call	BBB+	1,307,952

1,070	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/18	No Opt. Call	AA–	1,088,811

NUVEEN	1

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,325	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Refunding Series 2015, 4.000%, 7/15/18	No Opt. Call	A1	$1,342,384

455	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Refunding Series 2014, 4.000%, 7/01/18	No Opt. Call	Aa3	460,765

500	Yuma County Elementary School District 1, Arizona, General Obligation Bonds, School Improvement Project 2014, Series 2015A, 4.000%, 7/01/18 – BAM Insured	No Opt. Call	AA	505,960

830	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/19	No Opt. Call	A–	870,454
20,055	Total Arizona			20,746,312

	Arkansas – 0.8%

3,280	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	3,395,751

1,535	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/19	No Opt. Call	Aa2	1,627,745
4,815	Total Arkansas			5,023,496

	California – 3.9%

5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory put 11/01/22)	No Opt. Call	AA–	6,455,894

685	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2010E, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	A2	677,225

	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
695	5.000%, 8/01/19, 144A	No Opt. Call	BBB	731,105
550	5.000%, 8/01/20, 144A	No Opt. Call	BBB	593,841

2,875	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Substance Abuse Treatment Facility & Corcoran II State Prison, Series 2014G, 5.000%, 1/01/20	No Opt. Call	A+	3,062,623

4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/21	No Opt. Call	BBB+	4,370,200

2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22	No Opt. Call	Aa1	2,752,445

275	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/18	No Opt. Call	N/R	279,337

510	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.000%, 6/01/18	No Opt. Call	AA+	517,619

420	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Refunding Series 2014A, 5.000%, 8/01/18 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	428,421

350	San Benito Health Care District, San Benito County, California, Revenue Bonds, Refunding Series 2013, 4.000%, 3/01/18	No Opt. Call	AA–	351,509

1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Refunding Series 2016C, 5.000%, 8/01/21	No Opt. Call	A–	1,113,330

970	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Anticipation Notes Series 2014A, 0.000%, 1/01/18 (ETM)	No Opt. Call	N/R (4)	970,000

2	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$280	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Refunding Series 2014A, 4.000%, 8/01/18 – BAM Insured	No Opt. Call	AA	$284,074

985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18 (ETM)	No Opt. Call	A+ (4)	1,017,160

260	Val Verde Unified School District Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/18 – BAM Insured	No Opt. Call	AA	264,342
22,450	Total California			23,869,125

	Colorado – 4.5%

	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2017A:
1,100	5.000%, 12/01/19	No Opt. Call	Aa2	1,170,103
1,400	5.000%, 12/01/20	No Opt. Call	Aa2	1,533,588

497	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 2.700%, 12/01/19, 144A	No Opt. Call	N/R	501,682

250	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding & Improvement Series 2014, 3.000%, 12/01/18	No Opt. Call	A	254,248

235	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 4.000%, 12/01/18	No Opt. Call	A	240,814

470	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016, 4.000%, 6/15/20	No Opt. Call	A	491,098

1,685	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 5.000%, 10/01/19	No Opt. Call	Baa2	1,778,046

1,200	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/21	No Opt. Call	BBB	1,306,920

620	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Refunding Series 2010A, 4.000%, 10/01/18	No Opt. Call	A	629,660

5	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Refunding Series 2010A, 4.000%, 10/01/18 (ETM)	No Opt. Call	N/R (4)	5,096

2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-3, 1.875%, 7/01/39 (Mandatory put 11/06/19)	No Opt. Call	BBB+	2,022,017

450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 4.000%, 1/01/19	No Opt. Call	N/R	458,640

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
300	3.000%, 6/01/18	No Opt. Call	A–	301,872
600	4.000%, 6/01/19	No Opt. Call	A–	616,860

190	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A, 5.000%, 5/15/21	No Opt. Call	A–	207,427

375	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 2.000%, 8/01/18 – AGM Insured	No Opt. Call	AA	375,900

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2011A, 5.250%, 11/15/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,783,492

1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,084,290

NUVEEN	3

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$100	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.000%, 12/01/19	No Opt. Call	N/R	$104,692

800	Jefferson County School District R-1, Colorado, Certificates of Participation, Jefferson County School Finance Corporation, Series 2016, 3.000%, 12/15/19	No Opt. Call	AA–	821,256

4,000	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc. Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory put 10/03/22)	No Opt. Call	A	3,946,240

1,060	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 4.000%, 12/01/19	No Opt. Call	N/R	1,103,396

	Pueblo Urban Renewal Authority, Colorado, State Sales Tax Increment Revenue Bonds, Regional Tourism Project, Series 2017:
500	2.500%, 6/01/19	No Opt. Call	N/R	500,960
700	2.750%, 6/01/20	No Opt. Call	N/R	701,288
2,040	3.000%, 6/01/21	No Opt. Call	N/R	2,045,222

1,365	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2017C-1, 4.000%, 11/15/47 (Mandatory put 3/01/20)	9/19 at 100.00	AA–	1,416,106

1,530	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/20 – AGM Insured	No Opt. Call	AA	1,670,500
26,237	Total Colorado			27,071,413

	Connecticut – 0.3%

1,795	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory put 7/11/18)	No Opt. Call	AAA	1,795,036

	District of Columbia – 0.7%

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
2,475	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	AA–	2,688,172
1,205	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	AA–	1,340,755
3,680	Total District of Columbia			4,028,927

	Florida – 2.0%

425	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2014, 5.000%, 4/01/18	No Opt. Call	A	428,413

415	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	461,273

1,175	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47 (Alternative Minimum Tax), 144A	1/19 at 105.00	N/R	1,225,596

1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	N/R	1,143,882

3,505	Saint Johns County School Board, Florida, Certificates of Participation, Master Lease Program, Refunding Series 2015, 5.000%, 7/01/18	No Opt. Call	Aa3	3,565,917

1,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/21	No Opt. Call	AA	1,100,840

860	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017, 5.000%, 8/15/21	No Opt. Call	AA–	948,933

4	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,720	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B, 4.000%, 7/01/18	No Opt. Call	A–	$1,740,072

1,450	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/18	No Opt. Call	Baa1	1,488,396
11,585	Total Florida			12,103,322

	Georgia – 1.4%

1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/21	No Opt. Call	A2	1,630,155

515	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Inc., Series 2017A, 5.000%, 4/01/20	No Opt. Call	A	551,076

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
529	5.500%, 7/15/23	7/21 at 100.00	N/R	534,191
1,035	5.500%, 7/15/30	7/21 at 100.00	N/R	1,044,657
1,136	5.500%, 1/15/36	7/21 at 100.00	N/R	1,147,203

225	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 4.000%, 10/01/18	No Opt. Call	Baa2	228,438

3,000	State Road and Tollway Authority, Georgia, Federal Highway Reimbursement Revenue Bonds, Series 2017B2, 5.000%, 6/01/20	No Opt. Call	AA	3,229,890
7,940	Total Georgia			8,365,610

	Hawaii – 1.1%

3,000	Hawaii State, General Obligation Bonds, Series 2016FE, 5.000%, 10/01/21	No Opt. Call	AA+	3,355,290

3,000	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2009A, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa1 (4)	3,126,630
6,000	Total Hawaii			6,481,920

	Idaho – 0.5%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
800	4.000%, 9/01/19	No Opt. Call	BB+	814,408
1,565	4.000%, 9/01/20	No Opt. Call	BB+	1,609,133
630	5.000%, 9/01/21	No Opt. Call	BB+	675,618
2,995	Total Idaho			3,099,159

	Illinois – 5.4%

3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017E, 5.000%, 12/01/21	No Opt. Call	B	3,159,690

660	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	A3	600,362

6,100	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2015, 5.000%, 6/01/18	No Opt. Call	A	6,180,215

2,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Funds, Refunding Series 2017, 5.000%, 6/01/20	No Opt. Call	A+	2,143,440

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B:
1,840	5.000%, 1/01/19	No Opt. Call	A	1,903,333
475	5.000%, 1/01/20	No Opt. Call	A	505,224

NUVEEN	5

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$160	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 4.500%, 12/01/20, 144A	No Opt. Call	N/R	$162,173

500	Illinois Finance Authority, Revenue Bonds, Benedictine University Project, Series 2013A, 5.000%, 10/01/19	No Opt. Call	BBB	525,220

340	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/19	No Opt. Call	BBB–	352,719

220	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	225,069

1,095	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/20	No Opt. Call	A	1,181,604

1,195	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/18	No Opt. Call	A–	1,213,319

1,300	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/19	No Opt. Call	A+	1,373,788

5,375	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	5,656,328

3,065	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,221,346

	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014:
505	3.000%, 3/01/18 – AGM Insured	No Opt. Call	AA	506,121
535	3.000%, 3/01/19 – AGM Insured	No Opt. Call	AA	542,891

2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	3,046,313
31,115	Total Illinois			32,499,155

	Indiana – 3.3%

1,165	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.000%, 3/01/18 (ETM)	No Opt. Call	N/R (4)	1,171,641

920	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding Series 2014A, 4.000%, 12/01/18	No Opt. Call	AA	940,304

435	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/18	No Opt. Call	AA	446,188

3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-2, 4.000%, 11/15/36 (Mandatory put 3/01/19)	No Opt. Call	AA+	3,079,290

5,335	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2014, 5.000%, 7/15/18	No Opt. Call	AA+	5,437,805

2,810	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory put 6/01/21)	No Opt. Call	A–	2,799,856

6,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2009A, 1.750%, 6/01/25 (Mandatory put 6/01/18)	No Opt. Call	A–	5,996,520
19,665	Total Indiana			19,871,604

	Iowa – 1.0%

2,520	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010, 5.000%, 7/01/20	No Opt. Call	A1	2,721,474

145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	B	150,316

6	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B	$133,891

1,135	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Drake University Project, Refunding Series 2016, 3.000%, 4/01/19	No Opt. Call	A–	1,152,229

1,130	Johnston Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Series 2014, 5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	1,183,257

700	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, 3.000%, 12/01/19	No Opt. Call	BBB+	714,245
5,755	Total Iowa			6,055,412

	Kansas – 0.1%

500	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 4.000%, 9/01/18	No Opt. Call	A+	508,350

	Kentucky – 2.1%

10,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2016C, 5.000%, 5/15/20	No Opt. Call	AA	10,769,395

1,155	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/18	No Opt. Call	BBB+	1,186,220

910	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	908,744
12,065	Total Kentucky			12,864,359

	Louisiana – 2.4%

700	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	703,241

1,940	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/18	No Opt. Call	AA+	1,975,715

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
1,295	5.000%, 6/01/18	No Opt. Call	A1	1,313,104
1,800	5.000%, 6/01/19	No Opt. Call	A1	1,880,640
505	5.000%, 6/01/20	No Opt. Call	A1	541,961

2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc. Project, Variable Rate Series 2010B-1, 2.000%, 10/01/40 (Mandatory put 10/01/22)	No Opt. Call	A–	2,401,056

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
360	3.000%, 5/15/18	No Opt. Call	A3	361,710
595	4.000%, 5/15/19	No Opt. Call	A3	612,338

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
2,275	5.000%, 7/01/19	No Opt. Call	AA–	2,378,422
2,250	5.000%, 7/01/20	No Opt. Call	AA–	2,425,995
14,120	Total Louisiana			14,594,182

NUVEEN	7

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland – 0.3%

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
$850	5.000%, 7/01/18	No Opt. Call	BBB	$862,988
915	5.000%, 7/01/19	No Opt. Call	BBB	954,940
1,765	Total Maryland			1,817,928

	Massachusetts – 1.5%

2,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S, 5.000%, 7/01/21	No Opt. Call	AA–	2,213,660

715	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/21	No Opt. Call	BBB+	783,247

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2017A:
375	4.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	392,134
1,000	4.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	AA	1,058,150

1,550	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 4.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	1,620,820

	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014:
1,500	4.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,500,000
1,255	3.000%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,269,771
8,395	Total Massachusetts			8,837,782

	Michigan – 1.6%

750	Brighton Area School District, Livingston County, Michigan, General Obligation Bonds, School Building & Site Series 2013II, 5.000%, 5/01/18	No Opt. Call	Aa1	758,783

1,705	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A, 5.000%, 12/01/22	No Opt. Call	AA–	1,941,381

2,115	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/18	No Opt. Call	AA–	2,180,332

1,025	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-3, 1.400%, 11/15/47 (Mandatory put 6/29/18)	No Opt. Call	AA+	1,024,703

1,000	Michigan State, Grant Anticipation Bonds, Refunding Federal Highway Series 2016, 5.000%, 3/15/21	No Opt. Call	AA	1,098,390

	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A:
1,325	5.000%, 7/01/19	No Opt. Call	A1	1,389,051
1,000	5.000%, 7/01/20	No Opt. Call	A1	1,075,170
8,920	Total Michigan			9,467,810

	Minnesota – 9.8%

	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
300	3.000%, 8/01/18	No Opt. Call	BB+	300,561
240	3.000%, 8/01/22	No Opt. Call	BB+	237,564

	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
365	3.000%, 12/01/18	No Opt. Call	AA	368,274
380	3.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	391,016

8	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
$635	3.000%, 3/01/19	No Opt. Call	N/R	$637,076
745	3.000%, 3/01/20	No Opt. Call	N/R	749,336

135	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015, 2.000%, 1/01/18	No Opt. Call	N/R	135,000

805	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 2.500%, 8/01/21, 144A	No Opt. Call	N/R	788,216

440	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/21	No Opt. Call	BB+	460,148

1,200	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 3.000%, 2/01/20	No Opt. Call	Aa2	1,224,048

1,670	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	1,634,412

2,090	Hopkins Independent School District 270, Hennepin County, Minnesota, General Obligation Bonds, Crossover Refunding Series 2015C, 5.000%, 2/01/20	No Opt. Call	Aa2	2,231,953

300	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/18	No Opt. Call	Baa1	303,993

2,985	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Refunding Series 2013D, 5.000%, 2/01/18	No Opt. Call	AA+	2,993,298

2,055	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2016B, 5.000%, 2/01/20	No Opt. Call	AA+	2,195,028

2,250	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/20	No Opt. Call	AA+	2,403,315

385	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	384,307

280	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 2.350%, 3/01/18	No Opt. Call	N/R	280,087

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
460	2.400%, 3/01/18	No Opt. Call	N/R	459,977
605	3.000%, 3/01/20	No Opt. Call	N/R	607,378

600	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	600,000

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
350	4.000%, 1/01/20	No Opt. Call	AA–	366,566
200	4.000%, 1/01/21	No Opt. Call	AA–	213,676

300	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C, 2.000%, 5/01/18	No Opt. Call	Baa3	300,198

475	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 3.000%, 3/01/20	No Opt. Call	Baa1	483,778

2,055	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B, 5.000%, 10/01/18 (ETM)	No Opt. Call	A3 (4)	2,108,779

665	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 1.400%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA+	664,554

NUVEEN	9

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A:
$445	1.400%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	AA+	$441,529
1,410	1.700%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	1,389,640

2,210	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2010C, 5.000%, 3/01/21 (Pre-refunded 3/01/20)	3/20 at 100.00	AAA	2,364,059

2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,465,343

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
1,910	5.000%, 12/01/18	No Opt. Call	Baa1	1,965,829
2,020	5.000%, 12/01/19	No Opt. Call	Baa1	2,132,655

2,500	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2017, 5.000%, 1/01/21	No Opt. Call	A–	2,730,675

	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011:
8,945	4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	9,860,609
990	4.000%, 11/15/38 (Mandatory put 11/15/18)	No Opt. Call	AA	1,010,354

1,295	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Refunding Series 2015C, 5.000%, 2/01/20	No Opt. Call	Aa2	1,382,956

295	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21	No Opt. Call	CCC–	255,491

2,590	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,749,674

140	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 2.750%, 12/01/20	No Opt. Call	BBB–	142,674

	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
820	3.000%, 9/01/20	No Opt. Call	N/R	839,204
500	3.000%, 9/01/21	No Opt. Call	N/R	511,330
500	3.000%, 9/01/22	No Opt. Call	N/R	510,040

500	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	503,165

1,555	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/20	No Opt. Call	AA+	1,662,606

120	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	119,516

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,365	5.000%, 11/15/18 (ETM)	No Opt. Call	A+ (4)	1,406,441
1,330	5.000%, 11/15/19 (ETM)	No Opt. Call	A+ (4)	1,412,806
56,620	Total Minnesota			59,379,134

	Mississippi – 0.2%

1,000	Mississippi Development Bank, Special Obligation Bonds, Municipal Energy Agency of Mississippi, Power Supply Project, Refunding Series 2015A, 5.000%, 3/01/19 – AGM Insured	No Opt. Call	AA	1,036,700

	Missouri – 3.2%

1,740	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/18	No Opt. Call	AA+	1,785,658

10	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/21	No Opt. Call	BBB–	$430,324

300	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Refunding Series 2014, 3.000%, 4/01/18 – BAM Insured	No Opt. Call	AA	301,020

1,020	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A–	1,037,605

520	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 2.375%, 3/01/21	No Opt. Call	N/R	519,126

1,000	Jackson County, Missouri, Special Obligation Bonds, Rirr Right of Way Project, Series 2016, 5.000%, 12/01/20	No Opt. Call	A1	1,090,050

1,245	Jackson County, Missouri, Special Obligation Bonds, Truman Sports Complex Project, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A1	1,319,737

1,000	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 3.000%, 3/01/18	No Opt. Call	N/R	1,001,260

1,300	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2016A, 5.000%, 10/01/20	No Opt. Call	AA–	1,407,965

285	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 4.000%, 2/01/18	No Opt. Call	BBB	285,513

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 4.000%, 2/01/20	No Opt. Call	N/R	1,036,760

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
780	2.500%, 5/01/18	No Opt. Call	N/R	779,548
775	2.750%, 5/01/19	No Opt. Call	N/R	773,318
500	3.000%, 5/01/20	No Opt. Call	N/R	498,640
300	3.250%, 5/01/21	No Opt. Call	N/R	299,325

1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA	1,118,300

640	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016, 4.000%, 11/15/20	No Opt. Call	N/R	650,208

85	Saint Louis Industrial Development Authority, Missouri, Tax Increment Bonds, Southtown Redevelopment Project, Refunding Series 2015, 3.000%, 11/01/22	No Opt. Call	N/R	84,393

530	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, City Parks, Series 2014, 4.000%, 6/15/18 – AGM Insured	No Opt. Call	AA	536,132

1,135	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–	1,157,507

1,745	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	Aa2	1,918,977

135	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	5/18 at 100.00	N/R	135,063

1,525	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 2.850%, 9/01/18	3/18 at 100.00	BBB+	1,529,590
18,960	Total Missouri			19,696,019

NUVEEN	11

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Montana – 0.3%

$1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA–	$1,799,369

	Nebraska – 2.2%

690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	771,461

6,380	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2014, 5.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	A1	6,749,337

	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
650	3.000%, 7/01/18	No Opt. Call	BBB	653,536
1,000	4.000%, 7/01/20	No Opt. Call	BBB	1,042,710
1,555	5.000%, 7/01/22	No Opt. Call	BBB	1,724,884

1,000	Nebraska State Colleges Facilities Corporation, Building Bonds, CSC Rangeland Center and WCS U.S. Conn Library Projects, Series 2014, 5.000%, 6/15/18	No Opt. Call	AA+	1,015,950

1,235	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 4.000%, 2/15/18	No Opt. Call	Aa1	1,238,730
12,510	Total Nebraska			13,196,608

	Nevada – 3.1%

5,240	Clark County, Nevada, Airport Revenue Bonds, Junior Lien Series 2014B, 5.000%, 7/01/18	No Opt. Call	A+	5,332,119

3,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2017C, 5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	3,290,580

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2017B, 5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	Aa3	2,148,820

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,185	3.000%, 9/01/18	No Opt. Call	N/R	1,191,944
1,890	4.000%, 9/01/20	No Opt. Call	N/R	1,968,454
795	2.000%, 9/01/21	No Opt. Call	N/R	780,889

880	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-4C Green Valley Properties, Refunding Series 2014, 4.000%, 11/01/18	No Opt. Call	N/R	896,914

1,080	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 3.500%, 12/01/19	No Opt. Call	N/R	1,099,818

1,790	Nevada State, General Obligation Bonds, Capital Improvement & Refunding Series 2015E, 5.000%, 2/01/21	No Opt. Call	AA+	1,966,942
17,860	Total Nevada			18,676,480

	New Hampshire – 0.2%

1,030	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc., Refunding Series 2014A, 4.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,030,000

	New Jersey – 4.9%

1,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/18	No Opt. Call	BBB+	1,003,660

12	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Lacey Township School District, Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2016:
$1,585	4.000%, 4/01/19 – BAM Insured	No Opt. Call	AA	$1,629,475
1,665	4.000%, 4/01/20 – BAM Insured	No Opt. Call	AA	1,742,189
1,330	5.000%, 4/01/21 – BAM Insured	No Opt. Call	AA	1,458,212

7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,954,799

2,585	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 5.000%, 7/01/19	No Opt. Call	AA–	2,710,347

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/19	No Opt. Call	Baa2	2,085,800

2,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18	No Opt. Call	A	2,040,040

4,365	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	A+	4,623,801

3,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A–	3,185,281

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
915	4.500%, 6/01/23	3/18 at 100.00	BBB+	927,563
110	4.625%, 6/01/26	3/18 at 100.00	BBB	110,353
27,655	Total New Jersey			29,471,520

	New Mexico – 1.6%

5,130	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	A1	5,376,804

	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017:
1,615	5.000%, 6/01/21	No Opt. Call	AA	1,792,569
2,110	5.000%, 6/01/22	No Opt. Call	AA	2,401,792
8,855	Total New Mexico			9,571,165

	New York – 7.7%

1,135	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/18	No Opt. Call	BBB+	1,153,137

380	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 3.000%, 4/01/18	No Opt. Call	BBB–	380,893

1,625	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Series 2013, 1.300%, 11/01/31 (Mandatory put 10/31/18)	No Opt. Call	AA–	1,623,651

1,770	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Series 2013, 1.500%, 11/01/31 (Mandatory put 4/30/20)	No Opt. Call	AA–	1,765,964

1,375	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2015, 5.000%, 7/01/18	No Opt. Call	A–	1,398,623

1,435	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2014A, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA	1,472,769

NUVEEN	13

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$4,015	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/19	No Opt. Call	AAA	$4,170,862

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/18	No Opt. Call	AAA	2,058,180

2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/18	No Opt. Call	AA	2,041,140

1,765	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1994B, 2.000%, 2/01/29 (Mandatory put 5/01/20)	No Opt. Call	A–	1,768,177

1,960	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	2,044,515

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
5,000	5.000%, 8/01/19 (Alternative Minimum Tax)	No Opt. Call	BB–	5,210,300
1,985	5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	2,115,276

620	Niagara Falls, New York, General Obligation Bonds, Series 2014, 2.000%, 3/01/18 – AGM Insured	No Opt. Call	AA	620,378

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/18 (Alternative Minimum Tax)	No Opt. Call	AA–	6,161,820

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Seventh Series 2016, 5.000%, 11/15/19 (Alternative Minimum Tax)	No Opt. Call	AA–	5,303,700

815	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/18	No Opt. Call	A–	827,820

1,880	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2015, 4.000%, 8/01/19	No Opt. Call	A3	1,946,721

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
3,055	4.000%, 6/01/19	No Opt. Call	A	3,150,347
1,225	5.000%, 6/01/20	No Opt. Call	A	1,314,964
45,040	Total New York			46,529,237

	North Carolina – 0.9%

	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
2,195	4.000%, 10/01/19	No Opt. Call	A3	2,277,905
2,250	4.000%, 10/01/20	No Opt. Call	A3	2,369,543

700	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 4.000%, 10/01/19	No Opt. Call	N/R	721,189
5,145	Total North Carolina			5,368,637

	North Dakota – 1.2%

3,000	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 5.250%, 11/01/18	No Opt. Call	A+	3,086,850

815	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/19	No Opt. Call	A–	862,180

14	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A:
$575	4.000%, 12/01/19	No Opt. Call	N/R	$592,509
630	4.500%, 12/01/20	No Opt. Call	N/R	655,786
585	4.750%, 12/01/21	No Opt. Call	N/R	618,953
1,245	5.000%, 12/01/22	No Opt. Call	N/R	1,315,890
6,850	Total North Dakota			7,132,168

	Ohio – 1.4%

1,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.000%, 11/15/19	No Opt. Call	A–	1,051,280

845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	914,408

685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Ca	303,085

280	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	280,932

1,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds, Xavier University 2008C, 5.000%, 5/01/18 (ETM)	No Opt. Call	A3 (4)	1,011,710

4,000	Ohio Water Development Authority, Ohio, Solid Waste Revenue Refunding Bonds, Waste Management, Inc. Project, Series 2002, 1.700%, 11/01/22 (Mandatory put 11/01/18) (Alternative Minimum Tax)	No Opt. Call	A–	4,005,200

1,230	University of Toledo, Ohio, General Receipts Bonds, Refunding Series 2010, 5.000%, 6/01/18	No Opt. Call	A1	1,247,503
9,040	Total Ohio			8,814,118

	Oklahoma – 1.0%

1,000	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012, 4.000%, 9/01/18	No Opt. Call	A+	1,016,040

1,005	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	A+	1,080,777

1,070	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Refunding Series 2015A, 5.000%, 8/15/18	No Opt. Call	AA–	1,092,887

860	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Refunding Series 2015B, 4.000%, 6/01/18 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	866,631

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Refunding Series 2015B, 5.000%, 6/01/20 – BAM Insured	No Opt. Call	AA	1,067,090

1,200	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A, 4.000%, 6/01/18 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,209,252
6,135	Total Oklahoma			6,332,677

	Oregon – 0.4%

2,295	Multnomah County School District 1J, Portland, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/20	No Opt. Call	Aa1	2,481,147

	Pennsylvania – 3.2%

1,115	Corry Area School District, Erie County, Pennsylvania, General Obligation Bonds, Refunding Series 2014, 3.000%, 12/15/18	No Opt. Call	AA	1,130,499

NUVEEN	15

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$500	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 4.000%, 12/01/18	No Opt. Call	N/R	$513,800

500	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014, 2.250%, 7/01/18	No Opt. Call	BBB–	502,085

250	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 4.000%, 6/01/18	No Opt. Call	Ba1	251,178

1,000	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013, 5.000%, 5/01/18	No Opt. Call	BBB	1,011,270

5,045	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	5,546,826

400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A	453,728

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
620	4.000%, 12/01/18	No Opt. Call	A+	632,946
1,515	5.000%, 12/01/19	No Opt. Call	A+	1,604,764

1,275	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014B, 4.000%, 9/01/18 – BAM Insured	No Opt. Call	AA	1,295,706

2,760	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/18 – AGM Insured	No Opt. Call	AA	2,831,926

635	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 5.000%, 9/01/19	No Opt. Call	AA–	668,522

430	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/18	No Opt. Call	Aa3	436,029

1,255	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Harrisburg Area Community College Project, Series 2014B2, 4.000%, 10/01/18	No Opt. Call	AA	1,275,959

1,000	The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds, Pennsylvania, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/20	No Opt. Call	BBB–	1,060,340
18,300	Total Pennsylvania			19,215,578

	Rhode Island – 0.7%

1,535	Rhode Island Commerce Corporation, Grant Anticipation Bonds, Rhode Island Department of Transportation, Refunding Series 2016A, 5.000%, 6/15/20	No Opt. Call	AA–	1,652,965

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2016B:
675	5.000%, 9/15/19	No Opt. Call	A+	711,450
375	5.000%, 9/15/20	No Opt. Call	A+	406,995

1,525	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/20	No Opt. Call	BBB+	1,618,544
4,110	Total Rhode Island			4,389,954

	South Dakota – 0.3%

	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016:
300	2.650%, 11/01/20	No Opt. Call	N/R	302,610
200	3.000%, 11/01/21	No Opt. Call	N/R	203,058

16	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

$585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	N/R	$590,476

485	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/19	No Opt. Call	A+	512,233

505	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds, Series 2013A, 1.600%, 5/01/18	No Opt. Call	Aa3	505,374
2,075	Total South Dakota			2,113,751

	Tennessee – 1.0%

1,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/21	No Opt. Call	A	1,087,690

1,290	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA–	1,378,055

3,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 1.450%, 8/01/31 (Mandatory put 8/01/18) (Alternative Minimum Tax)	No Opt. Call	A–	3,500,805
5,790	Total Tennessee			5,966,550

	Texas – 9.9%

1,150	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/21	No Opt. Call	BBB+	1,256,812

5,720	Brazosport Independent School District, Brazoria County, Texas, General Obligation Bonds, School Building Series 2015, 5.000%, 2/15/20	No Opt. Call	Aaa	6,111,934

1,000	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014, 4.000%, 9/01/18	No Opt. Call	AA	1,016,100

1,525	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,568,844

3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2010A, 5.000%, 6/01/19	No Opt. Call	A+	3,133,980

2,415	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 4.000%, 11/15/18	No Opt. Call	A3	2,461,706

1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/20	No Opt. Call	A2	1,084,320

2,260	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 5.000%, 2/15/21	No Opt. Call	AAA	2,482,520

5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 4.000%, 5/15/21	No Opt. Call	AA	5,350,900

5,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/21	No Opt. Call	AA	5,507,250

410	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/18	No Opt. Call	A2	418,737

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017:
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,056,890
1,500	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,627,830

NUVEEN	17

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$4,480	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2011A, 5.000%, 5/15/20	No Opt. Call	A1	$4,819,270

1,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/21	No Opt. Call	AA+	1,098,780

4,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 1.750%, 5/01/30 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	3,939,400

190	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 3.000%, 12/01/18	No Opt. Call	B1	190,490

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
690	2.000%, 11/15/19	No Opt. Call	N/R	683,735
615	4.000%, 11/15/21	No Opt. Call	N/R	638,210

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

125	4.000%, 4/01/18 – AGM Insured	No Opt. Call	AA	125,748
325	4.000%, 4/01/19 – AGM Insured	No Opt. Call	AA	333,795

1,500	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 5.000%, 12/15/20	No Opt. Call	AA–	1,637,295

1,425	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A, 4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA	1,450,964

2,605	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/19	No Opt. Call	AAA	2,717,927

	Texas State University System, Financing Revenue Bonds, Refunding Series 2017A:
3,000	5.000%, 3/15/19	No Opt. Call	Aa2	3,126,180
2,000	5.000%, 3/15/20	No Opt. Call	Aa2	2,138,280

2,500	Texas State, General Obligation Bonds, Public Finance Authority, Refunding Series 2014A, 5.000%, 10/01/20	No Opt. Call	AAA	2,724,450

1,000	Travis County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016A, 5.000%, 3/01/21	No Opt. Call	AAA	1,100,470
56,435	Total Texas			59,802,817

	Vermont – 0.4%

2,585	Vermont Student Assistance Corporation, Education Student Loan Revenue Notes Series 2012A, 2.550%, 6/15/18 (Alternative Minimum Tax)	No Opt. Call	AAA	2,591,773

	Virginia – 0.2%

425	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory put 10/01/19)	No Opt. Call	BBB+	424,052

1,160	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory put 6/01/20)	No Opt. Call	A2	1,159,037
1,585	Total Virginia			1,583,089

18	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 2.1%

$4,185	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/18	No Opt. Call	Aa1	$4,258,782

	Port Everett, Washington, Revenue Bonds, Refunding Series 2016:
200	3.000%, 12/01/19	No Opt. Call	A1	204,828
200	4.000%, 12/01/20	No Opt. Call	A1	212,130
225	4.000%, 12/01/21	No Opt. Call	A1	242,813

3,500	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/19 (Alternative Minimum Tax)	No Opt. Call	AA–	3,642,415

610	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A, 5.000%, 12/01/18	No Opt. Call	Baa2	622,694

1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,850,668

470	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/18	No Opt. Call	A+	483,564

500	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.000%, 7/01/19	No Opt. Call	Baa1	523,480

500	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 5.000%, 1/01/18 (ETM)	No Opt. Call	A3 (4)	500,000
12,165	Total Washington			12,541,374

	West Virginia – 0.2%

1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	984,330

	Wisconsin – 1.7%

2,855	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, 2.000%, 7/01/29 (Mandatory put 6/01/21) (Alternative Minimum Tax)	No Opt. Call	A–	2,886,091

1,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/21	No Opt. Call	A	1,152,123

530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital, Series 2015, 3.000%, 12/01/18	No Opt. Call	A+	536,630

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
150	5.000%, 9/01/19	No Opt. Call	BBB+	157,061
330	5.000%, 9/01/21	No Opt. Call	BBB+	361,469

820	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/18	No Opt. Call	AA–	844,748

1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	1,143,810

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
375	4.000%, 5/01/18	No Opt. Call	BBB+	377,201
300	4.000%, 5/01/19	No Opt. Call	BBB+	306,546

450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc., Series 2015, 5.000%, 12/15/18	No Opt. Call	AA–	464,495

NUVEEN	19

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2015A:
$1,000	1.850%, 3/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	$1,000,150
1,260	1.950%, 9/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,262,167
10,175	Total Wisconsin			10,492,491
$555,377	Total Municipal Bonds (cost $581,455,715)			580,467,992

Shares	Description (1), (5)			Value

	INVESTMENT COMPANIES – 2.1%

6,525,000	Eaton Vance Michigan Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs, 144A			$6,524,543

875,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs., 144A			874,921

5,000,000	Eaton Vance New York Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs, 144A			5,000,300
	Total Investment Companies (cost $12,400,000)			12,399,764
	Total Long-Term Investments (cost $593,855,715)			592,867,756

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	MUNICIPAL BONDS – 0.9%

	Missouri – 0.1%

$1,000	Missouri Environmental Improvement and Energy Resources Authority, Variable Rate Demand Obligations, Revenue Bonds, Kansas City Power & Light Company Project, Series 2008, 2.875%, 5/01/38, (6)	No Opt. Call	BBB+	$1,005,940

	Colorado – 0.3%

1,750	Colorado Health Facilities Authority, Colorado, Variable Rate Demand Obligations, Revenue Bonds, Catholic Health Initiatives, Series 2008-C2, 2.175%, 10/01/39, (1-Month LIBOR *68% reference rate + 1.250% spread), (6)	5/20 at 100.00	BBB+	1,747,865

	North Carolina – 0.5%

2,900	University of North Carolina Chapel Hill, Variable Rate Demand Obligations, Revenue Bonds, University of North Carolina Hospitals at Chapel Hill, Variable Rate Demand Series 2001B, 1.600%, 2/15/31, (6)	4/18 at 100.00	A-1	2,900,000
$5,650	Total Short-Term Investments (cost $5,658,955)			5,653,805
	Total Investments (cost $599,514,670) – 99.0%			598,521,561
	Other Assets Less Liabilities – 1.0%			5,991,122
	Net Assets – 100%			$604,512,683

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

20	NUVEEN

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$580,467,992	$—	$580,467,992
Investment Companies	12,399,764	—	—	12,399,764
Short-Term Investments:
Municipal Bonds	—	5,653,805	—	5,653,805
Total	$12,399,764	$586,121,797	$—	$598,521,561

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

Tax cost of investments	$599,386,979
Gross unrealized:
Appreciation	$1,742,963
Depreciation	(2,608,381)
Net unrealized appreciation (depreciation) of investments	$(865,418)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

LIBOR	London Inter-Bank Offered Rate.

NUVEEN	21

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2018